Reconciliation of profit before taxation to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Profit before taxation	£ 346,300,000	£ 1,159,800,000	£ 950,800,000
Finance and investment income	(127,300,000)	(145,400,000)	(69,400,000)
Finance costs	389,000,000.0	359,400,000	283,600,000
Revaluation and retranslation of financial instruments	(6,800,000)	(76,000,000.0)	87,800,000
Profit before interest and taxation	601,200,000	1,297,800,000	1,252,800,000
(Earnings)/loss from associates - after interest and tax	(70,200,000)	60,400,000	(23,800,000)
Operating profit	531,000,000.0	1,358,200,000	1,229,000,000
Goodwill impairment	63,600,000	37,900,000	1,800,000
Amortisation and impairment of acquired intangible assets	727,900,000	62,100,000	97,800,000
Investment and other impairment charges/(reversals)	17,800,000	77,000,000.0	(42,400,000)
Restructuring and transformation costs	195,500,000	218,800,000	175,400,000
Property-related restructuring costs	232,500,000	18,000,000	0
(Gains)/losses on disposal of investments and subsidiaries	7,100,000
(Gains)/losses on disposal of investments and subsidiaries		36,300,000	10,600,000
Gains on remeasurement of equity interests arising from a change in scope of ownership	0	(66,500,000)	0
Litigation settlement	11,000,000.0	0	(21,300,000)
Headline operating profit	£ 1,750,200,000	£ 1,741,800,000	£ 1,493,500,000